Segment and geographic information	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Segment Reporting [Abstract]
Segment and geographic information

15. Segment and Geographic Information

Disclosure requirements about segments of an enterprise and related information establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information of those segments to be presented in interim financial reports issued to shareholders. Operating segments are defined as components of an enterprise about which separate discrete financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker is the chief executive officer. The Company and the chief executive officer view the Company’s operations and manage its business as one operating segment.

Geographic data

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows:

	Three months ended June 30,
	2016	2015

Revenue:
United States	$19,111	$13,666
United Kingdom	15,350	13,106
South Africa	5,775	5,926
Other	1,224	630

Total revenue	$41,460	$33,328

Property and equipment, net by geographic location consists of the following:

	As of June 30, 2016	As of March 31, 2016
United States	$14,147	$11,363
United Kingdom	7,923	7,677
Australia	3,602	2,886
South Africa	2,959	2,569
Other	340	311

Total	$28,971	$24,806

11. Segment and geographic information

Disclosure requirements about segments of an enterprise and related information establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information of those segments to be presented in interim financial reports issued to shareholders. Operating segments are defined as components of an enterprise about which separate discrete financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker is the chief executive officer. The Company and the chief executive officer view the Company’s operations and manage its business as one operating segment.

Geographic data

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows:

	Year ended March 31,
	2016	2015	2014

Revenue:
United States	$60,970	$43,574	$29,636
United Kingdom	55,276	48,595	37,694
South Africa	22,342	21,817	18,716
Other	3,253	2,099	2,269

Total revenue	$141,841	$116,085	$88,315

Property and equipment, net by geographic location consists of the following:

	At March 31,
	2016	2015
United States	$11,363	$11,031
United Kingdom	7,677	7,883
Australia	2,886	192
South Africa	2,569	3,736
Other	311	317

Total	$24,806	$23,159